Other Assets - Summary of Other Assets (Details) - KZT (₸) ₸ in Millions	Dec. 31, 2024	Dec. 31, 2023
Other financial assets:
Other financial assets	₸ 37,053	₸ 46,295
Less: allowance for impairment losses	(7,260)	(4,761)
Total net other financial assets	29,793	41,534
Other non-financial assets:
Other non-financial assets	111,213	94,943
Less: allowance for impairment losses	(1,310)	(879)
Total net other non-financial assets	109,903	94,064
Total other assets	139,696	135,598
Settlement with Brokers
Other financial assets:
Other financial assets	24,853	30,687
Receivables from VISA and Master Card
Other financial assets:
Other financial assets	2,782	4,159
Prepayments for Customers Online Transactions
Other financial assets:
Other financial assets	594	3,947
Other
Other financial assets:
Other financial assets	8,824	7,502
Prepayments for Goods and Services
Other non-financial assets:
Other non-financial assets	55,683	23,339
Goodwill
Other non-financial assets:
Other non-financial assets	17,438	34,078
Investment Property
Other non-financial assets:
Other non-financial assets	14,619	16,065
Inventory
Other non-financial assets:
Other non-financial assets	16,195	14,370
Taxes Receivable
Other non-financial assets:
Other non-financial assets	5,818	6,433
Other
Other non-financial assets:
Other non-financial assets	₸ 1,460	₸ 658